Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits (Tables) [Abstract]
Contractual maturities of time certificate of deposits and other time deposits issued by domestic and foreign offices

(in millions)	December 31, 2013
2014	$86,958
2015	13,308
2016	7,624
2017	2,661
2018	3,263
Thereafter	3,619
Total	$117,433

Contractual maturities of domestic time deposits with a denomination of $100,000 or more

(in millions)	2013
Three months or less	$3,177
After three months through six months	2,003
After six months through twelve months	2,741
After twelve months	8,685
Total	$16,606